                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2004

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       COMMUNITY FIRST
Address:    520 MAIN AVENUE
            FARGO, ND 58124


13F File Number: 28-10086

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John Stibbe
Title: Vice President
Phone: 701-293-2281
Signature, Place, and Date of Signing:

John Stibbe    Fargo ND         10/20/2004
-----------    --------         ----------
[signature]    [city, state]    [date]

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           110
Form 13F Information Table Value Total:           $ 104,977

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE


                                   TITLE
  NAME OF ISSUER                   OF CLASS                VALUE        SHARES/      SH/ PUT/
  SECURITY NAME                    SUBCLASS        CUSIP    (X $1000)    PRN AMOUNT   PRN CALL
------------------------------     --------        -----   ----------   -----------  ---------
  Abbott Laboratories              Large Cap Stock 002824100        1297        30613 SH
  Abbott Laboratories              Large Cap Stock 002824100          42          997 SH
  American Express Company         Large Cap Stock 025816109        2609        50707 SH
  American Express Company         Large Cap Stock 025816109          52         1012 SH
  American International Group     Large Cap Stock 026874107        1769        26020 SH
  American International Group     Large Cap Stock 026874107          35          520 SH
  Amgen, Inc.                      Large Cap Stock 031162100        1849        32539 SH
  Amgen, Inc.                      Large Cap Stock 031162100          49          867 SH
  Automatic Data Processing Inc    Large Cap Stock 053015103        1522        36841 SH
  Automatic Data Processing Inc    Large Cap Stock 053015103          30          733 SH
  Avon Products, Inc.              Large Cap Stock 054303102        1765        40415 SH
  Avon Products, Inc.              Large Cap Stock 054303102          31          712 SH
  Bank of America Corporation      Large Cap Stock 060505104        2890        66707 SH
  Bank of America Corporation      Large Cap Stock 060505104          61         1418 SH
  Bank of New York, Inc.           Large Cap Stock 064057102        1462        50119 SH
  Bank of New York, Inc.           Large Cap Stock 064057102          26          890 SH
  Bellsouth Corporation            Large Cap Stock 079860102         263         9692 SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102        1905       105264 SH
  Cisco Systems, Inc.              Large Cap Stock 17275R102          37         2057 SH
  Citigroup Inc.                   Large Cap Stock 172967101        1877        42535 SH
  Citigroup Inc.                   Large Cap Stock 172967101          52         1176 SH
  Community First Bankshares, Inc. Large Cap Stock 203902101        3458       107850 SH
  Community First Bankshares, Inc. Large Cap Stock 203902101         160         5000 SH
  Danaher Corporation              Large Cap Stock 235851102        3357        65456 SH
  Danaher Corporation              Large Cap Stock 235851102          64         1241 SH
  Dell Inc                         Large Cap Stock 24702R101        2935        82443 SH
  Dell Inc                         Large Cap Stock 24702R101          64         1807 SH
  Walt Disney Company              Large Cap Stock 254687106         817        36242 SH
  Walt Disney Company              Large Cap Stock 254687106          26         1137 SH
  Dominion Res Inc                 Large Cap Stock 25746U109        2230        34179 SH
  Dominion Res Inc                 Large Cap Stock 25746U109          41          633 SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109        1958        45745 SH
  Du Pont ( E. I. ) De Nemours     Large Cap Stock 263534109          37          872 SH
  EMC Corp/Mass                    Large Cap Stock 268648102         832        72058 SH
  EMC Corp/Mass                    Large Cap Stock 268648102          16         1384 SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102        4180        86480 SH
  Exxon Mobil Corporation          Large Cap Stock 30231G102         149         3086 SH
  Forest Labs, Inc.                Large Cap Stock 345838106        1250        27806 SH
  Forest Labs, Inc.                Large Cap Stock 345838106          34          758 SH
  Gannett Company, Inc.            Large Cap Stock 364730101        1537        18354 SH
  Gannett Company, Inc.            Large Cap Stock 364730101          29          350 SH
  General Dynamics                 Large Cap Stock 369550108        1523        14913 SH
  General Dynamics                 Large Cap Stock 369550108          32          312 SH
  General Electric Company         Large Cap Stock 369604103        2772        82556 SH
  General Electric Company         Large Cap Stock 369604103          79         2352 SH
  Goldman Sach Group, Inc.         Large Cap Stock 38141G104        2358        25293 SH
  Goldman Sach Group, Inc.         Large Cap Stock 38141G104          42          453 SH
  Goldman Sachs                    Large Cap Stock 38142V803         599        45628 SH
  ITT Industries, Inc.             Large Cap Stock 450911102        2381        29772 SH
  ITT Industries, Inc.             Large Cap Stock 450911102          44          553 SH
  Intel Corporation                Large Cap Stock 458140100         933        46493 SH
  Intel Corporation                Large Cap Stock 458140100          43         2153 SH
  International Paper Company      Large Cap Stock 460146103         876        21681 SH
  International Paper Company      Large Cap Stock 460146103          16          403 SH
  Investors Real Estate Trust      Large Cap Stock 461730103         163        16280 SH
  I Shares                         Small Cap Stock 464287655         452         3971 SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100        2005        50464 SH
  J P Morgan Chase & Co            Large Cap Stock 46625H100          89         2242 SH
  Kmart                            Large Cap Stock 482MMI9V9           0        20000 SH
  Keycorp                          Large Cap Stock 493267108         690        21834 SH
  Eli Lilly & Company              Large Cap Stock 532457108        1892        31507 SH
  Eli Lilly & Company              Large Cap Stock 532457108          37          624 SH
  Lowes Companies, Inc.            Large Cap Stock 548661107        1340        24663 SH
  Lowes Companies, Inc.            Large Cap Stock 548661107          25          457 SH
  MBIA, Inc.                       Large Cap Stock 55262C100        1682        28898 SH
  MBIA, Inc.                       Large Cap Stock 55262C100          32          554 SH
  Mass Mutual Corp Investors       Mutual Funds Co 576292106         219         8365 SH
  Medtronic, Inc.                  Large Cap Stock 585055106        3196        61583 SH
  Medtronic, Inc.                  Large Cap Stock 585055106          66         1267 SH
  Microsoft Corporation            Large Cap Stock 594918104        3115       112655 SH
  Microsoft Corporation            Large Cap Stock 594918104          83         3002 SH
  Oracle Corporation               Large Cap Stock 68389X105        1520       134748 SH
  Oracle Corporation               Large Cap Stock 68389X105          30         2687 SH
  Pepsico, Inc.                    Large Cap Stock 713448108        1922        39498 SH
  Pepsico, Inc.                    Large Cap Stock 713448108          50         1029 SH
  Pfizer, Inc.                     Large Cap Stock 717081103        2899        94753 SH
  Pfizer, Inc.                     Large Cap Stock 717081103          56         1821 SH
  Procter & Gamble                 Large Cap Stock 742718109        1837        33934 SH
  Procter & Gamble                 Large Cap Stock 742718109          57         1055 SH
  Qualcomm, Inc.                   Large Cap Stock 747525103        1597        40909 SH
  Qualcomm, Inc.                   Large Cap Stock 747525103          29          743 SH
  S B C Communications, Inc.       Large Cap Stock 78387G103         267        10296 SH
  S B C Communications, Inc.       Large Cap Stock 78387G103          62         2371 SH
  Schlumberger Limited             Large Cap Stock 806857108        1002        14885 SH
  Schlumberger Limited             Large Cap Stock 806857108          19          278 SH
  Staples, Inc.                    Large Cap Stock 855030102        2764        92693 SH
  Staples, Inc.                    Large Cap Stock 855030102          58         1948 SH
  Target Corporation               Large Cap Stock 87612E106        2089        46167 SH
  Target Corporation               Large Cap Stock 87612E106          42          921 SH
  Texas Instruments, Inc.          Large Cap Stock 882508104         682        32033 SH
  Texas Instruments, Inc.          Large Cap Stock 882508104          14          644 SH
  UST, Inc.                        Large Cap Stock 902911106         354         8800 SH
  U S Bancorp                      Large Cap Stock 902973304         593        20526 SH
  United Technologies Corporation  Large Cap Stock 913017109        3192        34181 SH
  United Technologies Corporation  Large Cap Stock 913017109          63          674 SH
  Veritas Software Corporation     Large Cap Stock 923436109         533        29937 SH
  Veritas Software Corporation     Large Cap Stock 923436109          11          606 SH
  Verizon Communications           Large Cap Stock 92343V104        3201        81279 SH
  Verizon Communications           Large Cap Stock 92343V104          56         1431 SH
  Viacom, Inc.                     Large Cap Stock 925524308        1912        56961 SH
  Viacom, Inc.                     Large Cap Stock 925524308          36         1085 SH
  Wal-Mart Stores                  Large Cap Stock 931142103        1935        36381 SH
  Wal-Mart Stores                  Large Cap Stock 931142103          38          715 SH
  Walgreen Company                 Large Cap Stock 931422109        1490        41598 SH
  Walgreen Company                 Large Cap Stock 931422109          30          843 SH
  Wells Fargo & Company            Large Cap Stock 949746101        2728        45756 SH
  Wells Fargo & Company            Large Cap Stock 949746101          53          881 SH
  Xcel Energy Inc.                 Large Cap Stock 98389B100         212        12241 SH
  Noble Corporation                Large Cap Stock G65422100        1928        42885 SH
  Noble Corporation                Large Cap Stock G65422100          35          770 SH

                                                        VOTING AUTHORITY
  NAME OF ISSUER                  INVSTMT OTHER         -------------------
  SECURITY NAME                   DISCRTN MANAGERS      SOLE         SHARED       NONE
----------------                  ----------------      ----         ------       ----
  Abbott Laboratories             SOLE                  30094
  Abbott Laboratories             SOLE                                            519
  Abbott Laboratories             OTHER                 975
  Abbott Laboratories             OTHER                                           22
  American Express Company        SOLE                  49835
  American Express Company        SOLE                                            872
  American Express Company        OTHER                 944
  American Express Company        OTHER                                           68
  American International Group    SOLE                  25545
  American International Group    SOLE                                            475
  American International Group    OTHER                 494
  American International Group    OTHER                                           26
  Amgen, Inc.                     SOLE                  32032
  Amgen, Inc.                     SOLE                                            507
  Amgen, Inc.                     OTHER                 781
  Amgen, Inc.                     OTHER                                           86
  Automatic Data Processing Inc   SOLE                  36194
  Automatic Data Processing Inc   SOLE                                            647
  Automatic Data Processing Inc   OTHER                 708
  Automatic Data Processing Inc   OTHER                                           25
  Avon Products, Inc.             SOLE                  39748
  Avon Products, Inc.             SOLE                                            667
  Avon Products, Inc.             OTHER                 712
  Bank of America Corporation     SOLE                  65612
  Bank of America Corporation     SOLE                                            1095
  Bank of America Corporation     OTHER                 1384
  Bank of America Corporation     OTHER                                           34
  Bank of New York, Inc.          SOLE                  49325
  Bank of New York, Inc.          SOLE                                            794
  Bank of New York, Inc.          OTHER                 890
  Bellsouth Corporation           SOLE                  5692
  Bellsouth Corporation           SOLE                                            4000
  Cisco Systems, Inc.             SOLE                  103206
  Cisco Systems, Inc.             SOLE                                            2058
  Cisco Systems, Inc.             OTHER                 1969
  Cisco Systems, Inc.             OTHER                                           88
  Citigroup Inc.                  SOLE                  41784
  Citigroup Inc.                  SOLE                                            751
  Citigroup Inc.                  OTHER                 1118
  Citigroup Inc.                  OTHER                                           58
  Community First Bankshares, Inc.SOLE                  19010
  Community First Bankshares, Inc.SOLE                                            88840
  Community First Bankshares, Inc.OTHER                                           5000
  Danaher Corporation             SOLE                  64338
  Danaher Corporation             SOLE                                            1118
  Danaher Corporation             OTHER                 1241
  Dell Inc                        SOLE                  81054
  Dell Inc                        SOLE                                            1389
  Dell Inc                        OTHER                 1591
  Dell Inc                        OTHER                                           216
  Walt Disney Company             SOLE                  35462
  Walt Disney Company             SOLE                                            780
  Walt Disney Company             OTHER                 1002
  Walt Disney Company             OTHER                                           135
  Dominion Res Inc                SOLE                  33624
  Dominion Res Inc                SOLE                                            555
  Dominion Res Inc                OTHER                 633
  Du Pont ( E. I. ) De Nemours    SOLE                  44990
  Du Pont ( E. I. ) De Nemours    SOLE                                            755
  Du Pont ( E. I. ) De Nemours    OTHER                 828
  Du Pont ( E. I. ) De Nemours    OTHER                                           44
  EMC Corp/Mass                   SOLE                  70897
  EMC Corp/Mass                   SOLE                                            1161
  EMC Corp/Mass                   OTHER                 1299
  EMC Corp/Mass                   OTHER                                           85
  Exxon Mobil Corporation         SOLE                  76419
  Exxon Mobil Corporation         SOLE                                            10061
  Exxon Mobil Corporation         OTHER                 1663
  Exxon Mobil Corporation         OTHER                                           1423
  Forest Labs, Inc.               SOLE                  27300
  Forest Labs, Inc.               SOLE                                            506
  Forest Labs, Inc.               OTHER                 690
  Forest Labs, Inc.               OTHER                                           68
  Gannett Company, Inc.           SOLE                  18040
  Gannett Company, Inc.           SOLE                                            314
  Gannett Company, Inc.           OTHER                 350
  General Dynamics                SOLE                  14652
  General Dynamics                SOLE                                            261
  General Dynamics                OTHER                 292
  General Dynamics                OTHER                                           20
  General Electric Company        SOLE                  80682
  General Electric Company        SOLE                                            1874
  General Electric Company        OTHER                 2290
  General Electric Company        OTHER                                           62
  Goldman Sach Group, Inc.        SOLE                  24882
  Goldman Sach Group, Inc.        SOLE                                            411
  Goldman Sach Group, Inc.        OTHER                 453
  Goldman Sachs                   SOLE                  45628
  ITT Industries, Inc.            SOLE                  29267
  ITT Industries, Inc.            SOLE                                            505
  ITT Industries, Inc.            OTHER                 553
  Intel Corporation               SOLE                  44895
  Intel Corporation               SOLE                                            1598
  Intel Corporation               OTHER                 2094
  Intel Corporation               OTHER                                           59
  International Paper Company     SOLE                  21315
  International Paper Company     SOLE                                            366
  International Paper Company     OTHER                 403
  Investors Real Estate Trust     SOLE                  5947
  Investors Real Estate Trust     SOLE                                            10333
  I Shares                        SOLE                  3971
  J P Morgan Chase & Co           SOLE                  49668
  J P Morgan Chase & Co           SOLE                                            796
  J P Morgan Chase & Co           OTHER                 867
  J P Morgan Chase & Co           OTHER                                           1375
  Kmart                           SOLE                  20000
  Keycorp                         SOLE                  21834
  Eli Lilly & Company             SOLE                  31007
  Eli Lilly & Company             SOLE                                            500
  Eli Lilly & Company             OTHER                 556
  Eli Lilly & Company             OTHER                                           68
  Lowes Companies, Inc.           SOLE                  24274
  Lowes Companies, Inc.           SOLE                                            389
  Lowes Companies, Inc.           OTHER                 457
  MBIA, Inc.                      SOLE                  28411
  MBIA, Inc.                      SOLE                                            487
  MBIA, Inc.                      OTHER                 535
  MBIA, Inc.                      OTHER                                           19
  Mass Mutual Corp Investors      OTHER                 8365
  Medtronic, Inc.                 SOLE                  60662
  Medtronic, Inc.                 SOLE                                            921
  Medtronic, Inc.                 OTHER                 1172
  Medtronic, Inc.                 OTHER                                           95
  Microsoft Corporation           SOLE                  110799
  Microsoft Corporation           SOLE                                            1856
  Microsoft Corporation           OTHER                 2766
  Microsoft Corporation           OTHER                                           236
  Oracle Corporation              SOLE                  132256
  Oracle Corporation              SOLE                                            2492
  Oracle Corporation              OTHER                 2586
  Oracle Corporation              OTHER                                           101
  Pepsico, Inc.                   SOLE                  38680
  Pepsico, Inc.                   SOLE                                            818
  Pepsico, Inc.                   OTHER                 888
  Pepsico, Inc.                   OTHER                                           141
  Pfizer, Inc.                    SOLE                  92123
  Pfizer, Inc.                    SOLE                                            2630
  Pfizer, Inc.                    OTHER                 1710
  Pfizer, Inc.                    OTHER                                           111
  Procter & Gamble                SOLE                  33413
  Procter & Gamble                SOLE                                            521
  Procter & Gamble                OTHER                 985
  Procter & Gamble                OTHER                                           70
  Qualcomm, Inc.                  SOLE                  40236
  Qualcomm, Inc.                  SOLE                                            673
  Qualcomm, Inc.                  OTHER                 725
  Qualcomm, Inc.                  OTHER                                           18
  S B C Communications, Inc.      SOLE                  6150
  S B C Communications, Inc.      SOLE                                            4146
  S B C Communications, Inc.      OTHER                 2371
  Schlumberger Limited            SOLE                  14646
  Schlumberger Limited            SOLE                                            239
  Schlumberger Limited            OTHER                 271
  Schlumberger Limited            OTHER                                           7
  Staples, Inc.                   SOLE                  91131
  Staples, Inc.                   SOLE                                            1562
  Staples, Inc.                   OTHER                 1727
  Staples, Inc.                   OTHER                                           221
  Target Corporation              SOLE                  45392
  Target Corporation              SOLE                                            775
  Target Corporation              OTHER                 813
  Target Corporation              OTHER                                           108
  Texas Instruments, Inc.         SOLE                  31461
  Texas Instruments, Inc.         SOLE                                            572
  Texas Instruments, Inc.         OTHER                 604
  Texas Instruments, Inc.         OTHER                                           40
  UST, Inc.                       SOLE                  8800
  U S Bancorp                     SOLE                  7559
  U S Bancorp                     SOLE                                            12967
  United Technologies Corporation SOLE                  33578
  United Technologies Corporation SOLE                                            603
  United Technologies Corporation OTHER                 651
  United Technologies Corporation OTHER                                           23
  Veritas Software Corporation    SOLE                  29440
  Veritas Software Corporation    SOLE                                            497
  Veritas Software Corporation    OTHER                 583
  Veritas Software Corporation    OTHER                                           23
  Verizon Communications          SOLE                  77155
  Verizon Communications          SOLE                                            4124
  Verizon Communications          OTHER                 1399
  Verizon Communications          OTHER                                           32
  Viacom, Inc.                    SOLE                  55442
  Viacom, Inc.                    SOLE                                            1519
  Viacom, Inc.                    OTHER                 1059
  Viacom, Inc.                    OTHER                                           26
  Wal-Mart Stores                 SOLE                  35886
  Wal-Mart Stores                 SOLE                                            495
  Wal-Mart Stores                 OTHER                 609
  Wal-Mart Stores                 OTHER                                           106
  Walgreen Company                SOLE                  40906
  Walgreen Company                SOLE                                            692
  Walgreen Company                OTHER                 769
  Walgreen Company                OTHER                                           74
  Wells Fargo & Company           SOLE                  44686
  Wells Fargo & Company           SOLE                                            1070
  Wells Fargo & Company           OTHER                 859
  Wells Fargo & Company           OTHER                                           22
  Xcel Energy Inc.                SOLE                  7481
  Xcel Energy Inc.                SOLE                                            4760
  Noble Corporation               SOLE                  42183
  Noble Corporation               SOLE                                            702
  Noble Corporation               OTHER                 770